Condensed Consolidated and Combined Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Condensed Consolidated and Combined Statements of Cash Flows
Offering costs	$ 10,316